Expense Example - Xtrackers MSCI EAFE 50 Hedged Equity ETF - Xtrackers MSCI EAFE 50 Hedged Equity ETF	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64